Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
17. EQUITY INCENTIVE PLAN
2015 Equity Incentive Plan
Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on one-for-one
basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested
share awards as defined under ASC 718.
On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.
Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2018	17,387
Restricted stock units granted	(1,622)
Restricted stock units forfeited	22

Available for grant at December 31, 2018	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260
Restricted stock units granted	(1,692)
Restricted stock units forfeited	57

Available for grant at December 31, 2020	12,625

The related tax effect for stock-based compensation benefit (expense) were US$177 thousand, US$(49) thousand and US$11 thousand for 2018, 2019 and 2020, respectively. The related tax effect for stock-based compensation expense for restricted stock units exercised during 2018, 2019 and 2020 was US$2,211 thousand, US$3,446 thousand and US$2,188 thousand, respectively. The related tax effect was determined using the applicable tax rates
.
Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2018	1,538	10.36	0.33
Restricted stock units granted	1,622	13.86
Restricted stock units vested	(1,517)	9.79
Restricted stock units forfeited	(22)	11.75

Non-vested at December 31, 2018	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29
Restricted stock units granted	1,692	9.40
Restricted stock units vested	(1,564)	8.02
Restricted stock units forfeited	(57)	9.31

Non-vested at December 31, 2020	1,714	9.37	0.31

As of December 31, 2020, there was US$3,116 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2015 Plan.
Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2018, 2019 and 2020.

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Cost of sales	390	305	253
Research and development	13,278	9,927	10,132
Sales and marketing	3,407	1,789	1,759
General and administrative	3,704	2,570	2,445

	20,779	14,591	14,589